Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 23	$ 23	$ 17
Additions Charged to Income	50	44	43
Other	0	1	2
Deductions	(48)	(45)	(39)
Balance at End of Year	$ 25	$ 23	$ 23